Selected Quarterly Financial Data (Tables)	12 Months Ended
Feb. 02, 2013
Schedule of Quarterly Financial Data

Quarterly financial data for fiscal 2012 and fiscal 2011 are set forth below (in thousands, except share and per share amounts):

	Three Months Ended
Fiscal 2012	April 28, 2012	July 28, 2012	October 27, 2012	February 2, 2013
Net revenues	$217,914	$292,906	$284,171	$398,055
Gross profit	75,268	114,127	101,880	145,174
Net income (loss)	(3,728)	17,616	1,685	(28,362)

Weighted-average shares used in computing basic and diluted net income (loss) per share	1,000	1,000	1,000	35,692,064

Basic and diluted net income (loss) per share	$(3,728)	$17,616	$1,685	$(0.79)

	Three Months Ended
Fiscal 2011	April 30, 2011	July 30, 2011	October 29, 2011	January 28, 2012
Net revenues	$184,760	$235,623	$232,459	$305,242
Gross profit	63,184	91,246	84,393	117,526
Net income (loss)	(6,218)	7,582	(4,830)	24,054

Weighted-average shares used in computing basic and diluted net income (loss) per share	100	100	674	1,000

Basic and diluted net income (loss) per share	$(62,180)	$75,820	$(7,166)	$24,054